Share-based compensation - Share-based compensation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	¥ 53,817	¥ 108,516	¥ 17,393
Fulfillment
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	672	811	195
Sales and marketing
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	8,294	11,055	4,682
Research and development
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	4,283	4,615	3,070
General and administrative
Share-based compensation recognized in operating expenses
Total share-based compensation expenses	¥ 40,568	¥ 92,035	¥ 9,446